Performance Management	Dec. 29, 2025
Class A | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.78% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -10.65% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 9.12%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	9.12%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	8.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(10.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Conservative Balanced Allocation Portfolio:
Return Before Taxes	2.21%	3.78%	3.89%
Return After Taxes on Distributions	1.09%	2.72%	2.86%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.51%	2.66%	2.73%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderately Conservative Target Risk TR	6.40%	3.88%	4.33%
Morningstar US Fund Moderately Conservative Allocation Category	7.88%	4.05%	4.06%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.48% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -13.93% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 10.36%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	10.36%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	11.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(13.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Moderately Conservative Balanced Allocation Portfolio:
Return Before Taxes	4.67%	5.38%	4.98%
Return After Taxes on Distributions	3.29%	3.95%	3.66%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.02%	3.85%	3.53%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderate Target Risk TR	8.27%	5.37%	5.50%
Morningstar US Fund Moderate Allocation Category	11.39%	6.75%	6.45%

*	The Portfolio commenced operations on January 10, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.37% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -14.60% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 10.29%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	10.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	12.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(14.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Moderate Balanced Allocation Portfolio:
Return Before Taxes	4.70%	5.57%	5.43%
Return After Taxes on Distributions	3.61%	4.38%	4.27%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.11%	4.04%	3.92%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderate Target Risk TR	8.27%	5.37%	5.53%
Morningstar US Fund Moderate Allocation Category	11.39%	6.75%	6.44%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.19% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -16.28% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 10.49%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	10.49%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	13.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(16.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Moderately Aggressive Balanced Allocation Portfolio:
Return Before Taxes	4.89%	5.66%	5.26%
Return After Taxes on Distributions	3.84%	4.44%	4.11%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.23%	4.12%	3.78%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderate Target Risk TR	8.27%	5.37%	5.53%
Morningstar US Fund Moderate Allocation Category	11.39%	6.75%	6.44%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.64% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -18.60% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 10.85%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	10.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	14.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(18.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Aggressive Balanced Allocation Portfolio:
Return Before Taxes	5.79%	6.19%	5.74%
Return After Taxes on Distributions	4.90%	4.84%	4.46%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.74%	4.51%	4.14%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderately Aggressive Target Risk TR	10.66%	7.02%	6.83%
Morningstar US Fund Moderately Aggressive Allocation Category	12.97%	7.50%	6.83%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | U.S. Government Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.95% (quarter ended December 31, 2023) and the lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2022). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 2.27%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	2.27%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	0.95%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance [Table]
	1 Year	5 Years	10 Years
U.S. Government Money Market Portfolio:	-3.39%	0.13%	0.17%
90 Day T-Bills	4.97%	2.47%	1.76%
Index: (Reflects no deduction for fees, expenses or taxes)
Morningstar US Fund Money Market Taxable	4.88%	2.23%	1.50%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Investment Quality Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.22% (quarter ended September 30, 2024) and the lowest return for a calendar quarter was -2.88% (quarter ended December 31, 2024). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 5.43%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	5.43%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	4.22%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(2.88%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Investment Quality Bond Portfolio:
Return Before Taxes	-5.25%	-1.04%	-0.17%
Return After Taxes on Distributions	-6.08%	-1.35%	-0.51%
Return After Taxes on Distributions and Sale of Portfolio Shares	-3.16%	-0.89%	-0.24%
Indices: (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar US Fund Intermediate Core Bond	1.68%	-0.20%	1.30%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Large Capitalization Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.34% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -31.96% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 12.38%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	12.38%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	24.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(31.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Large Capitalization Value Portfolio:
Return Before Taxes	0.45%	9.06%	6.86%
Return After Taxes on Distributions	-3.05%	6.30%	4.95%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.90%	6.52%	4.92%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Large Value Average	14.28%	9.31%	8.72%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Large Capitalization Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.60% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -20.80% (quarter ended June 30, 2022). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 20.02%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	20.02%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	26.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(20.80%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Large Capitalization Growth Portfolio:
Return Before Taxes	32.40%	17.00%	14.52%
Return After Taxes on Distributions	24.11%	12.67%	10.08%
Return After Taxes on Distributions and Sale of Portfolio Shares	23.47%	12.64%	10.23%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Large Growth Average	28.96%	15.42%	14.02%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Mid Capitalization Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.33% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -28.32% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 8.54%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	8.54%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	22.33%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(28.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Mid Capitalization Portfolio
Return Before Taxes	10.66%	8.18%	6.13%
Return After Taxes on Distributions	6.44%	5.85%	4.19%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.23%	6.09%	4.45%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Mid Capitalization Blend Average	14.40%	9.80%	8.92%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Small Capitalization Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.43% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -29.18% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 6.96%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	6.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	28.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(29.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Small Capitalization Portfolio:
Return Before Taxes	4.07%	8.83%	6.22%
Return After Taxes on Distributions	1.31%	6.43%	3.62%
Return After Taxes on Distributions and Sale of Portfolio Shares	4.66%	6.79%	4.30%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Small Blend Average	11.15%	8.63%	7.95%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | International Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.58% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -27.13% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 30.11%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	30.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	18.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(27.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
International Equity Portfolio:
Return Before Taxes	-1.10%	1.96%	1.00%
Return After Taxes on Distributions	-1.08%	1.92%	0.90%
Return After Taxes on Distributions and Sale of Portfolio Shares	-0.51%	1.53%	0.74%
Index: (Reflects no deduction for fees, expenses or taxes)
MSCI ACWI EX-USA Index	5.54%	4.10%	4.80%
Morningstar Foreign Large Blend Average	4.85%	4.45%	4.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Health & Biotechnology Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.92% (quarter ended December 31, 2022) and the lowest return for a calendar quarter was -13.14% (quarter ended December 31, 2018). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 5.32%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	5.32%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	14.92%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(13.14%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Health & Biotechnology Portfolio
Return Before Taxes	-5.51%	3.05%	4.12%
Return After Taxes on Distributions	-5.79%	1.61%	1.97%
Return After Taxes on Distributions and Sale of Portfolio Shares	-3.04%	2.24%	2.89%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar US Fund Health	0.96%	3.92%	6.47%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class A | Technology & Communications Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5, and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5, and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.17% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -20.86% (quarter ended June 30, 2022). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class A shares was 14.00%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return	14.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	26.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(20.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Technology & Communications Portfolio
Return Before Taxes	13.18%	10.56%	13.09%
Return After Taxes on Distributions	9.96%	7.28%	10.45%
Return After Taxes on Distributions and Sale of Portfolio Shares	10.20%	7.81%	10.17%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar US Fund Technology	21.96%	14.61%	16.26%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.70% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -10.94% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 8.52%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	8.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	8.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(10.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Conservative Balanced Allocation Portfolio:
Return Before Taxes	6.58%	4.22%	4.17%
Return After Taxes on Distributions	5.68%	3.35%	3.29%
Return After Taxes on Distributions and Sale of Portfolio Shares	4.10%	3.10%	3.03%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderately Conservative Target Risk TR	6.40%	3.88%	4.33%
Morningstar US Fund Moderately Conservative Allocation Category	7.88%	4.05%	4.06%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.16% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -14.13% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 9.50%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	9.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	11.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(14.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Moderately Conservative Balanced Allocation Portfolio:
Return Before Taxes	8.88%	5.56%	5.04%
Return After Taxes on Distributions	7.79%	4.35%	3.89%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.52%	4.11%	3.68%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderate Target Risk TR	8.27%	5.37%	5.50%
Morningstar US Fund Moderate Allocation Category	11.39%	6.75%	6.45%

*	The Portfolio commenced operations on January 10, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.18% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -14.71% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 9.67%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	9.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	12.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(14.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods
Performance [Table]
	1 Year	5 Years	Since Inception*
Moderate Balanced Allocation Portfolio:
Return Before Taxes	9.16%	6.03%	5.67%
Return After Taxes on Distributions	8.25%	5.04%	4.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.77%	4.52%	4.21%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderate Target Risk TR	8.27%	5.37%	5.53%
Morningstar US Fund Moderate Allocation Category	11.39%	6.75%	6.44%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.86% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -16.46% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 9.82%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	9.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	12.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(16.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Moderately Aggressive Balanced Allocation Portfolio:
Return Before Taxes	9.44%	6.10%	5.51%
Return After Taxes on Distributions	8.64%	5.11%	4.55%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.93%	4.58%	4.09%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderate Target Risk TR	8.27%	5.37%	5.53%
Morningstar US Fund Moderate Allocation Category	11.39%	6.75%	6.44%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com.
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.42% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -18.70% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 10.22%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	10.22%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	14.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(18.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Aggressive Balanced Allocation Portfolio:
Return Before Taxes	10.39%	6.58%	5.97%
Return After Taxes on Distributions	9.74%	5.49%	4.89%
Return After Taxes on Distributions and Sale of Portfolio Shares	6.46%	4.95%	4.43%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderately Aggressive Target Risk TR	10.66%	7.02%	6.83%
Morningstar US Fund Moderately Aggressive Allocation Category	12.97%	7.50%	6.83%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | U.S. Government Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.80% (quarter ended December 31, 2023) and the lowest return for a calendar quarter was 0.00% (quarter ended June 30, 2022). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 1.82%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	1.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	0.80%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance [Table]
	1 Year	5 Years	10 Years
U.S. Government Money Market Portfolio (1)	1.79%	1.08%	0.59%
90 Day T-Bills	4.97%	2.47%	1.76%
Index: (Reflects no deduction for fees, expenses or taxes)
Morningstar US Fund Money Market Taxable	4.88%	2.23%	1.50%

(1)	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Investment Quality Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.00% (quarter ended September 30, 2024) and the lowest return for a calendar quarter was -3.08% (quarter ended December 31, 2024). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 5.12%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	5.12%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	4.00%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(3.08%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Investment Quality Bond Portfolio (1)
Return Before Taxes	-1.31%	-0.50%	-0.07%
Return After Taxes on Distributions	-1.50%	-0.65%	-0.27%
Return After Taxes on Distributions and Sale of Portfolio Shares	-0.77%	-0.41%	-0.10%
Indices: (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar US Fund Intermediate Core Bond	1.68%	-0.20%	1.30%

(1)	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information -Contingent Deferred Sales Charge.”

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Large Capitalization Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.16% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -32.09% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 11.89%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	11.89%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	24.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(32.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Large Capitalization Value Portfolio (1)
Return Before Taxes	4.91%	9.68%	6.85%
Return After Taxes on Distributions	-0.05%	6.16%	4.48%
Return After Taxes on Distributions and Sale of Portfolio Shares	6.66%	6.91%	4.82%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Large Value Average	14.28%	9.31%	8.72%

(1)	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Large Capitalization Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.47% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -20.86% (quarter ended June 30, 2022). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 19.42%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	19.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	26.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(20.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Large Capitalization Growth Portfolio (1)
Return Before Taxes	38.45%	17.68%	14.51%
Return After Taxes on Distributions	16.89%	8.86%	7.24%
Return After Taxes on Distributions and Sale of Portfolio Shares	33.94%	12.36%	9.46%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Large Growth Average	28.96%	15.42%	14.02%

(1)	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Mid Capitalization Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.04% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -28.37% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 8.15%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	8.15%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	22.04%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(28.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Mid Capitalization Portfolio (1)
Return Before Taxes	15.69%	8.82%	6.12%
Return After Taxes on Distributions	9.57%	5.75%	3.69%
Return After Taxes on Distributions and Sale of Portfolio Shares	13.53%	6.54%	4.37%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Mid Capitalization Blend Average	14.40%	9.80%	8.92%

(1)	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Small Capitalization Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.41% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -29.32% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 8.11%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	8.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	28.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(29.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Small Capitalization Portfolio (1)
Return Before Taxes	8.63%	9.55%	6.26%
Return After Taxes on Distributions	-8.75%	0.68%	-0.28%
Return After Taxes on Distributions and Sale of Portfolio Shares	19.36%	7.23%	4.01%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Small Blend Average	11.15%	8.63%	7.95%

(1)	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | International Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.48% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -27.21% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 29.60%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	29.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	18.48%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(27.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
International Equity Portfolio (1)
Return Before Taxes	3.23%	2.56%	0.98%
Return After Taxes on Distributions	3.23%	2.54%	0.97%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.91%	1.97%	0.75%
Index: (Reflects no deduction for fees, expenses or taxes)
MSCI ACWI EX-USA Index	5.54%	4.10%	4.80%
Morningstar Foreign Large Blend Average	4.85%	4.45%	4.97%

(1)	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Health & Biotechnology Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.74% (quarter ended December 31, 2022) and the lowest return for a calendar quarter was -13.26% (quarter ended December 31, 2018). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 4.83%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	4.83%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	14.74%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(13.26%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Health & Biotechnology Portfolio (1)
Return Before Taxes	-1.30%	3.66%	4.12%
Return After Taxes on Distributions	-1.75%	1.70%	1.46%
Return After Taxes on Distributions and Sale of Portfolio Shares	-0.42%	2.70%	2.87%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar US Fund Health	0.96%	3.92%	6.47%

(1)	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class C | Technology & Communications Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year to year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year to year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.93% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -20.97% (quarter ended June 30, 2022). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class C shares was 13.56%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return	13.56%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	25.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(20.97%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Technology & Communications Portfolio (1)
Return Before Taxes	18.26%	11.21%	13.09%
Return After Taxes on Distributions	12.71%	6.50%	9.54%
Return After Taxes on Distributions and Sale of Portfolio Shares	14.97%	8.17%	10.01%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar US Fund Technology	21.96%	14.61%	16.26%

(1)	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.88% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -10.65% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 9.30%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	9.30%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	8.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(10.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Conservative Balanced Allocation Portfolio:
Return Before Taxes	8.77%	5.29%	5.01%
Return After Taxes on Distributions	7.48%	4.11%	3.88%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.40%	3.80%	3.58%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderately Conservative Target Risk TR	6.40%	3.88%	4.33%
Morningstar US Fund Moderately Conservative Allocation Category	7.88%	4.05%	4.06%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.48% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -13.93% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 10.36%.

Year to Date Return, Label [Optional Text]	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	10.36%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the bar chart, the highest return for a calendar quarter
Highest Quarterly Return	11.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(13.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Moderately Conservative Balanced Allocation Portfolio:
Return Before Taxes	11.02%	6.64%	5.88%
Return After Taxes on Distributions	9.57%	5.20%	4.54%
Return After Taxes on Distributions and Sale of Portfolio Shares	6.80%	4.85%	4.25%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderate Target Risk TR	8.27%	5.37%	5.50%
Morningstar US Fund Moderate Allocation Category	11.39%	6.75%	6.45%

*	The Portfolio commenced operations on January 10, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.36% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -14.51% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 10.50%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	10.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	12.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(14.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Moderate Balanced Allocation Portfolio:
Return Before Taxes	11.37%	7.09%	6.51%
Return After Taxes on Distributions	10.11%	5.81%	5.28%
Return After Taxes on Distributions and Sale of Portfolio Shares	7.08%	5.22%	4.77%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderate Target Risk TR	8.27%	5.37%	5.53%
Morningstar US Fund Moderate Allocation Category	11.39%	6.75%	6.44%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest return for a calendar quarter was 13.29% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -16.26% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 10.69%.

Year to Date Return, Label [Optional Text]	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	10.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	13.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(16.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Moderately Aggressive Balanced Allocation Portfolio:
Return Before Taxes	11.54%	7.17%	6.34%
Return After Taxes on Distributions	10.33%	5.87%	5.14%
Return After Taxes on Distributions and Sale of Portfolio Shares	7.19%	5.29%	4.64%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderate Target Risk TR	8.27%	5.37%	5.53%
Morningstar US Fund Moderate Allocation Category	11.39%	6.75%	6.44%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	1-800-807-FUND
Performance Availability Phone [Text]	www.saratogacap.com
Class I | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.74% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -18.59% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 11.05%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	11.05%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	14.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(18.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	Since Inception*
Aggressive Balanced Allocation Portfolio:
Return Before Taxes	12.49%	7.63%	6.80%
Return After Taxes on Distributions	11.45%	6.24%	5.48%
Return After Taxes on Distributions and Sale of Portfolio Shares	7.73%	5.65%	4.99%
Indices: (Reflects no deduction for fees, expenses or taxes)
Morningstar Moderately Aggressive Target Risk TR	10.66%	7.02%	6.83%
Morningstar US Fund Moderately Aggressive Allocation Category	12.97%	7.50%	6.83%

*	The Portfolio commenced operations on January 4, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | U.S. Government Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.05% (quarter ended December 31, 2023) and the lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2017). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 2.57%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	2.57%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	1.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2017
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance [Table]
	1 Year	5 Years	10 Years
U.S. Government Money Market Portfolio:	2.80%	1.50%	0.90%
90 Day T-Bills	4.97%	2.47%	1.76%
Index: (Reflects no deduction for fees, expenses or taxes)
Morningstar US Fund Money Market Taxable	4.88%	2.23%	1.50%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Investment Quality Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.39% (quarter ended September 30, 2024) and the lowest return for a calendar quarter was -2.83% (quarter ended December 31, 2024). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 5.73%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	5.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	4.39%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(2.83%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Investment Quality Bond Portfolio:
Return Before Taxes	0.77%	0.53%	0.79%
Return After Taxes on Distributions	-0.16%	0.13%	0.35%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.46%	0.27%	0.45%
Indices: (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar US Fund Intermediate Core Bond	1.68%	-0.20%	1.30%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Large Capitalization Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.43% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -31.88% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 12.70%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	12.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	24.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(31.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Large Capitalization Value Portfolio:
Return Before Taxes	6.99%	10.80%	7.93%
Return After Taxes on Distributions	3.58%	8.18%	6.09%
Return After Taxes on Distributions and Sale of Portfolio Shares	6.72%	7.96%	5.83%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Large Value Average	14.28%	9.31%	8.72%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Large Capitalization Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.78% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -20.71% (quarter ended June 30, 2022). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 20.35%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	20.35%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	26.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(20.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Large Capitalization Growth Portfolio:
Return Before Taxes	40.99%	18.86%	15.66%
Return After Taxes on Distributions	33.73%	15.10%	11.62%
Return After Taxes on Distributions and Sale of Portfolio Shares	28.03%	14.35%	11.36%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Large Growth Average	28.96%	15.42%	14.02%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Mid Capitalization Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.44% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -28.19% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 8.81%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	8.81%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	22.44%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(28.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Mid Capitalization Portfolio:
Return Before Taxes	17.86%	9.92%	7.19%
Return After Taxes on Distributions	14.05%	7.83%	5.40%
Return After Taxes on Distributions and Sale of Portfolio Shares	13.20%	7.50%	5.34%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Mid Capitalization Blend Average	14.40%	9.80%	8.92%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Small Capitalization Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.38% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -29.21% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 7.42%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I share
Bar Chart, Year to Date Return	7.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	28.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(29.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Small Capitalization Portfolio:
Return Before Taxes	10.86%	10.47%	7.24%
Return After Taxes on Distributions	8.34%	8.31%	4.83%
Return After Taxes on Distributions and Sale of Portfolio Shares	8.48%	8.11%	5.18%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar Small Blend Average	11.15%	8.63%	7.95%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUND
Class I | International Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.77% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -26.98% (quarter ended March 31, 2020). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 30.56%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	30.56%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	18.77%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(26.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
International Equity Portfolio:
Return Before Taxes	5.25%	3.59%	1.99%
Return After Taxes on Distributions	5.31%	3.43%	1.80%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.46%	2.79%	1.50%
Index: (Reflects no deduction for fees, expenses or taxes)
MSCI ACWI EX-USA Index	5.54%	4.10%	4.80%
Morningstar Foreign Large Blend Average	4.85%	4.45%	4.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com
Performance Availability Phone [Text]	1-800-807-FUN
Class I | Health & Biotechnology Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.02% (quarter ended December 31, 2022) and the lowest return for a calendar quarter was -13.02% (quarter ended December 31, 2018). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 5.62%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	5.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	15.02%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(13.02%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Health & Biotechnology Portfolio:
Return Before Taxes	0.71%	4.69%	5.16%
Return After Taxes on Distributions	0.46%	3.43%	3.19%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.62%	3.53%	3.74%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar US Fund Health	0.96%	3.92%	6.47%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com.
Performance Availability Phone [Text]	1-800-807-FUND
Class I | Technology & Communications Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.33% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -20.83% (quarter ended June 30, 2022). For the period January 1, 2025 through September 30, 2025, the return for the Portfolio’s Class I shares was 14.35%.

Year to Date Return, Label [Optional Text]	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return	14.35%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a calendar quarter
Highest Quarterly Return	26.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a calendar quarter
Lowest Quarterly Return	(20.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Years	10 Years
Technology & Communications Portfolio:
Return Before Taxes	20.55%	12.33%	14.22%
Return After Taxes on Distributions	17.77%	9.49%	11.88%
Return After Taxes on Distributions and Sale of Portfolio Shares	14.24%	9.32%	11.24%
Indices: (Reflects no deduction for fees, expenses or taxes)
S&P 500® Total Return Index	25.02%	14.53%	13.10%
Morningstar US Fund Technology	21.96%	14.61%	16.26%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Performance Availability Website Address [Text]	www.saratogacap.com.
Performance Availability Phone [Text]	1-800-807-FUND